Parent Company Only Condensed Financial Information - Condensed Balance Sheets (Parenthetical) (Details) - $ / shares	Dec. 31, 2021	Dec. 31, 2020
Class A Ordinary Shares
Condensed Balance Sheet Statements Captions [Line Items]
Common stock, par value	$ 0.0001	$ 0.0001
Common stock, shares authorized	1,889,352,801	1,889,352,801
Common stock, shares issued	286,430,946	268,935,832
Common stock, shares outstanding	273,270,100	267,356,928
Class B Ordinary Shares
Condensed Balance Sheet Statements Captions [Line Items]
Common stock, par value	$ 0.0001	$ 0.0001
Common stock, shares authorized	110,647,199	110,647,199
Common stock, shares issued	94,465,693	96,727,057
Common stock, shares outstanding	94,465,693	96,727,057
Parent | Class A Ordinary Shares
Condensed Balance Sheet Statements Captions [Line Items]
Common stock, par value	$ 0.0001	$ 0.0001
Common stock, shares authorized	1,889,352,801	1,889,352,801
Common stock, shares issued	286,430,946	268,935,832
Common stock, shares outstanding	273,270,100	267,356,928
Parent | Class B Ordinary Shares
Condensed Balance Sheet Statements Captions [Line Items]
Common stock, par value	$ 0.0001	$ 0.0001
Common stock, shares authorized	110,647,199	110,647,199
Common stock, shares issued	94,465,693	96,727,057
Common stock, shares outstanding	94,465,693	96,727,057